NORTHERN LIGHTS FUND TRUST II

Weitz Multisector Bond ETF

Supplement dated August 6, 2025 to the

Prospectus, Summary Prospectus and Statement of Additional Information,

each dated August 6, 2025

As of the date of this Supplement, shares of the Weitz Multisector Bond ETF are not yet offered for sale.

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]